Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	FEDERATED FIXED INCOME SECURITIES INC
Central Index Key	dei_EntityCentralIndexKey	0000879569
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A